Shareholders' Equity (Schedule of restricted share unit activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Options
Outstanding, beginning balance	21,318	22,102	89,925
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	16,224	0	5,704
Vested	(12,704)
Forfeited	0	0	(106)
Outstanding, ending balance	26,097	21,318	22,102
Weighted average grant- date fair value
Weighted average exercise price, Outstanding, beginning balance	$ 12.96	$ 12.66	$ 3.8
Granted	12.32
Vested	7.87
Forfeited	0
Weighted average exercise price, Outstanding, ending balance	$ 22.99	$ 12.96	$ 12.66
Restricted Stock Units (RSUs) [Member]
Options
Outstanding, beginning balance	1,101,421
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	541,248
Vested	(477,235)
Forfeited	(30,083)
Outstanding, ending balance	1,135,351	1,101,421
Weighted average grant- date fair value
Weighted average exercise price, Outstanding, beginning balance	$ 28.58
Granted	26.43
Vested	24.56
Forfeited	31.55
Weighted average exercise price, Outstanding, ending balance	$ 29.27	$ 28.58